GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 14,433	$ 14,246
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	13,577	13,431
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 856	$ 815